MARCH 1, 2011, as amended July 1, 2011

Summary Prospectus Calamos Discovery Growth Fund NASDAQ Symbol: CIDGX – Class I CRDGX – Class R

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at http://fundinvestor.calamos.com/FundLit. You can also get this information at no cost by calling 800.582.6959 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information, both dated March 1, 2011 (and as each may be amended or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

Calamos Discovery Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses[1]	1.08%	1.02%

Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	0.02%	0.02%

Total Annual Operating Expenses	2.10%	2.54%

Expense Reimbursement[2]	(0.83)%	(0.77)%

Total Annual Operating Expenses After Reimbursement	1.27%	1.77%

1	Because the Fund commenced operations on June 1, 2010, “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

2	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.25% and 1.75% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R

1 Year	129	180

3 Years	492	640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the period from June 1, 2010 (commencement of operations) to the fiscal year ended October 31, 2010, the Fund’s portfolio turnover rate was 26.2% of the average value of its portfolio.

DGIRPRO 03/11
rev 07/1/11

Calamos Discovery Growth Fund

Principal Investment Strategies

The Fund will invest substantially all of its assets in a diversified portfolio of equity investments in small and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2500 Growth Index at the time of investment. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in the U.S. markets.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Investment Adviser

Calamos Advisors LLC

Calamos Discovery Growth Fund

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (CEO, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst

Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Buying and Redeeming Fund Shares

Minimum Initial Investment:	Class I: $1,000,000 Class R: None
Minimum Additional Investment: Classes I and R: None

To Place Orders, please contact your intermediary, or place your order directly by mail:	U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201 Phone: 800.582.6959

Transaction Policies
The Fund’s shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any business day by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the Fund’s statutory prospectus or statement of additional information.

Calamos Discovery Growth Fund

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

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